long-term debt - TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities (Details) $ in Millions, $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023 CAD ($) $ / € item	Jan. 03, 2028	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility			$ 2,750			$ 2,750
Long-term debt			27,349			25,037
Undrawn borrowing facilities			1,729			1,292
Interest obligations			$ 235			$ 206
Lease liabilities
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Weighted average interest rate			5.70%		5.70%
TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 1,955		$ 2,000
Undrawn borrowing facilities					$ 492		1,258
Number of financial ratio tests | item			2		2
TELUS International (Cda) Inc. credit facility | Minimum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Operating cash flow to debt service ratio			1.50
TELUS International (Cda) Inc. credit facility | Maximum
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Leverage ratio	3.75	4.25		3.25
TELUS International (Cda) Inc. credit facility | Foreign exchange derivative
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			2.60%		2.60%
Amortizing amount, convertible					$ 431
Derivative Exchange Rate | $ / €			1.088
Other
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Fixed interest rate			3.30%		3.30%
Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 800		800
Undrawn borrowing facilities					$ 492		658
Weighted average interest rate			7.50%		7.50%
Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					$ 1,155		1,200
Undrawn borrowing facilities							600
Weighted average interest rate			7.50%		7.50%
Percentage of principal advance required to be repaid each year of the term of the agreement			5.00%
Telus Corporation | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					$ 105		53
Telus Corporation | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					800
Outstanding					22		10
TELUS Corporation, share of lending, as a percent			7.20%
Telus Corporation | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Maximum aggregate amount of credit facility					1,200
Outstanding					83		43
TELUS Corporation, share of lending, as a percent			7.20%
Other lenders | TELUS International (Cda) Inc. credit facility
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					1,358		689
Other lenders | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					286		132
Other lenders | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Outstanding					1,072		$ 557
WillowTree | Revolving component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities					525
WillowTree | Term loan component
TELUS International (Cda) Inc. credit facility, Other and Lease Liabilities
Undrawn borrowing facilities					$ 600